Condensed Financial Information of the Parent Company - Schedule of Parent Company Statements of Operations (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Parent Company Statements of Operations [Line Items]
Equity in loss of subsidiaries	$ (2,670,397)	$ (642,807)	$ (11,440,721)
General and administrative expenses	(3,776,558)	(192,233)	(82,620)
Interest income	136,802	191,811	187,430
Net Loss	$ (6,310,153)	$ (643,229)	$ (11,335,911)